Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Assets And Liabilities, Lessee

Leases (in thousands)	Balance Sheet Classification	As of December 31, 2019
Assets
Operating lease assets	Operating right-of-use assets	$23,409
Liabilities
Current
Operating lease liabilities	Current liabilities: Operating lease liabilities	$2,511
Noncurrent
Operating lease liabilities	Non-current liabilities: Operating lease liabilities	$23,710
Total lease liabilities		$26,221

Lease Cost

Lease cost (in thousands)	Statement of Operations Classification	Year Ended December 31, 2019
Operating lease cost	Operating expenses: research and development	$3,156
Variable lease cost	Operating expenses: research and development	1,222

Operating lease cost	Operating expenses: general and administrative	1,241
Variable lease cost	Operating expenses: general and administrative	250

Short term lease costs		270
Total lease cost		$6,139

Other information (in thousands)	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,415
Right-of-use assets obtained in exchange for new operating lease liabilities	$26,124
Weighted-average remaining lease term — operating leases (years)	7.7
Weighted-average discount rate — operating leases	6.8%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of December 31, 2019 are payable as follows:

Operating Leases
Maturity of lease liabilities for the years ending December 31,	(in thousands)
2020	4,232
2021	5,039
2022	4,460
2023	4,359
2024	3,869
Thereafter	12,222
Total lease payments	34,181
Less: imputed interest	(7,943)
Less: foreign exchange (gain)/loss	(17)
Present value of lease liabilities	26,221

Future Operating Lease Payments
The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2018 prior to the adoption of ASC 842 (in thousands):

Year ending December 31,
2019	$2,244
2020	2,332
2021	1,934
2022	1,324
2023	1,196
Thereafter	1,121
Total	$10,151